LEASE LIABILITIES (Details Narrative)	1 Months Ended		12 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 29, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Sep. 30, 2024
Notes and other explanatory information [abstract]
Quarterly rent			$ 34,580	€ 31,316
Increase (decrease) in quarterly rent	$ 34,905	€ 32,091
Cost of capital rate			5.88%	5.88%	5.88%